Shareholder Report, Holdings (Details)	May 31, 2026
C000193018 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000193018 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000193018 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000193018 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000193018 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000193018 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000193018 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%
C000193018 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000193018 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000193018 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000193018 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000193018 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000193018 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000193018 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000193018 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000193018 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000193018 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000193018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000193018 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000193018 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%
C000193018 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000193018 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000178765 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000178765 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000178765 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000178765 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000178765 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000178765 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000178765 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%
C000178765 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000178765 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000178765 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000178765 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000178765 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000178765 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000178765 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000178765 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000178765 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000178765 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000178765 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000178765 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000178765 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%
C000178765 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000178765 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001876 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001876 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001876 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000001876 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000001876 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001876 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000001876 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%
C000001876 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001876 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001876 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001876 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001876 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001876 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001876 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001876 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000001876 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000001876 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000001876 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000001876 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%
C000001876 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001876 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001874 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001874 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001874 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000001874 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000001874 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001874 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000001874 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%
C000001874 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001874 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001874 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001874 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000001874 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001874 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001874 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001874 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000001874 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000001874 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000001874 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000001874 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%
C000001874 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000001874 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001877 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001877 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001877 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001877 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001877 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000001877 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000001877 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000001877 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000001877 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001877 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001877 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001877 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001877 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001877 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001877 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000001877 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000001877 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001877 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001877 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001877 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000001877 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000001877 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000001877 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000001877 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001877 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001877 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001877 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001879 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001879 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001879 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001879 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000001879 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000001879 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000001879 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000001879 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000001879 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001879 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001879 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001879 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001879 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001879 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001879 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000001879 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000001879 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000001879 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001879 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000001879 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000001879 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000001879 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000001879 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001879 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001879 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001879 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178766 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178766 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000178766 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000178766 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000178766 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000178766 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000178766 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000178766 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000178766 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178766 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000178766 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000178766 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178766 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178766 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000178766 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000178766 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000178766 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000178766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178766 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000178766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000178766 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000178766 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000178766 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000178766 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178766 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178766 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000178766 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193019 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193019 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193019 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193019 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193019 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193019 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000193019 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000193019 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193019 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193019 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193019 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193019 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193019 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193019 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193019 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193019 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193019 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193019 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000193019 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000193019 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000193019 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193019 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193019 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193019 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193019 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236445 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000236445 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236445 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000236445 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236445 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236445 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000236445 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000236445 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000236445 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000236445 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236445 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000236445 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000236445 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236445 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000236445 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236445 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236445 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000236445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000236445 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000236445 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.70%
C000236445 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000236445 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236445 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000236448 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000236448 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236448 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000236448 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236448 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236448 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000236448 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000236448 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000236448 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000236448 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236448 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000236448 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000236448 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236448 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000236448 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236448 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236448 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000236448 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000236448 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000236448 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.70%
C000236448 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000236448 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236448 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000236447 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000236447 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236447 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000236447 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236447 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236447 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000236447 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000236447 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000236447 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000236447 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236447 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000236447 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000236447 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236447 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000236447 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236447 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000236447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000236447 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000236447 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.70%
C000236447 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000236447 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236447 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000236446 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000236446 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236446 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000236446 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236446 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000236446 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000236446 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000236446 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000236446 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000236446 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236446 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000236446 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000236446 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236446 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000236446 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000236446 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236446 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000236446 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000236446 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000236446 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.70%
C000236446 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000236446 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%